Debt Facilities - Mortgage Payable (Details) - USD ($)	Dec. 31, 2016	Oct. 31, 2013
Debt Instrument [Line Items]
Effective interest rate (percent)	7.96%
Mortgage Payable
Debt Instrument [Line Items]
Loans payable		$ 42,906,000
Effective interest rate (percent)		4.25%